DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt
Schedule of debt
	2021	2020

Various promissory notes payable due to a shareholder, all carry simple interest of 7% per annum, due at various times between August 2022 and March 2023	$250,000	$–

Notes payable to a financial institution, with interest rates of 8.75% per annum, with the equipment purchased pledged as collateral and varying due dates through November 2024	83,158	115,885

$10,000 promissory note payable due to president, carries simple interest of 5% per annum, due October 2022	10,000	–

$625,000 of 7% unsecured notes payable due February 2022, net of unamortized discount of $-0- and $38,048, respectively	625,000	586,952
	$968,158	$702,837

Schedule of long term debt maturities
Schedule of long term debt maturities
December 31,
2022	$768,502
2023	177,752
2025	21,904
Total future payments	$968,158